Employee benefits (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Employee Benefits [Abstract]
Expected Contributions to plan on gratuity fund, net defined benefit liability asset	₨ 157,682
Contributions to plan, net defined benefit liability (asset)	194,451	₨ 135,589	₨ 114,374
Contributions to plan by employer, net defined benefit liability (asset)	₨ 17,537	₨ 14,339